Commitments, contingencies and legal proceedings	12 Months Ended
Dec. 31, 2023
Commitments, contingencies and legal proceedings
Commitments, contingencies and legal proceedings	6.1. Commitments, contingencies and legal
proceedings
Contractual obligations

EURm	Within 1 year	1-5 years	More than 5 years
2023
Purchase obligations	3 630	767	14
Lease commitments(1)	—	54	570
2022
Purchase obligations	5 308	509	79
Lease commitments(1)	—	31	192
(1)Relates to lease contracts that had not yet commenced as at the reporting date.
At 31 December 2023, Nokia has potential undiscounted future lease payments of EUR 838 million (EUR 807 million in 2022)
relating to extension options not expected to be exercised and
EUR 33 million (EUR 15 million in 2022) relating to termination options expected to be exercised that are not included in the lease liability.
Guarantees and financing commitments
The contingent liabilities in the table below represent the
maximum principal amount of guarantees and financing
commitments, and do not reflect management’s expected
outcomes.

EURm	2023	2022
Guarantees on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	1 477	1 238
Non-commercial guarantees	615	538
Corporate guarantees(2)
Commercial guarantees(1)	325	504
Non-commercial guarantees	35	32
Financing commitments
Customer finance commitments(3)	5	26
Venture fund commitments(4)	381	433
(1)Commercial guarantees are guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements; these include tender bonds, performance bonds and warranty bonds.
(2)Corporate guarantees are guarantees with a primary obligation that are issued to
Nokia’s customers and other third parties.
(3)Customer finance commitments are available under customer loan facilities.
Availability of the facility depends on the borrower’s continuing compliance with the agreed financial and operational covenants, and other administrative terms of the facility. The loan facilities are primarily available to fund purchases of network infrastructure equipment and services. Refer to Note 4.5. Trade receivables and other customer-related balances.
(4)As a limited partner in NGP Capital and certain other funds making technology-
related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities. In January 2022, Nokia agreed on a capital commitment of USD 400 million to NGP Capital’s Fund V. The fund’s emphasis on companies developing emerging 5G use cases for industrial and business transformation aligns closely with Nokia’s technology leadership vision and its efforts to maximize the value shift towards cloud. Per industry standard practice, the capital will be called throughout the 10-year lifecycle of the fund.
Legal matters
Accounting policies
Nokia discloses ongoing legal matters that relate to possible obligations whose existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of Nokia. These matters are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable so as to recognize a provision.
Nokia is and will likely continue to be subject to various legal proceedings that arise from time to time, including proceedings related to intellectual property, antitrust, commercial disputes, product liability, environmental issues, tax, health and safety, employment and wrongful discharge, sales and marketing practices, international trade, securities, privacy matters and compliance. While management does not expect any of the legal proceedings it is currently aware of to have a material adverse effect on Nokia’s financial position, litigation is inherently unpredictable and Nokia may in the future receive judgments or enter into settlements that could have a material adverse effect on its results or cash flows.
Litigation and proceedings
Mass labor litigation in Brazil
Nokia is defending against a number of labor claims in various Brazilian labor courts. Plaintiffs are former employees whose contracts were terminated after Nokia exited from certain managed services contracts. The claims mainly relate to payments made under, or in connection with, the terminated labor contracts. Nokia has closed the majority of the court cases through settlement or judgment.
Asbestos litigation in the United States
Nokia is defending approximately 300 asbestos-related matters, at various stages of litigation.
The claims are based on premises liability, products liability, and contractor liability. The claims also involve plaintiffs allegedly diagnosed with various diseases, including but not limited to asbestosis, lung cancer, and mesothelioma.
Intellectual property rights litigation
Continental
In 2019, Continental Automotive Systems (Continental) brought breach of FRAND (fair, reasonable and non-discriminatory terms) and antitrust claims against Nokia and others.
The antitrust claims were dismissed. In 2022, this decision became final after Continental lost on appeal and reconsideration requests. Continental also brought breach of contract and
FRAND-related claims against Nokia in 2021. In 2023, Nokia’s motion to dismiss was granted in part and denied in part, and the action is proceeding on the remaining claims at this time.
OPPO
In 2021, Nokia commenced patent infringement proceedings against OPPO, OnePlus and Realme in several countries in Asia and Europe. OPPO responded by filing invalidation actions and patent infringement actions against Nokia in Germany, China and Finland and actions in China against
Nokia relating to standard essential patent licensing issues. In January 2024, Nokia announced that it has concluded a multi-year patent cross-license agreement with OPPO. Under the agreement OPPO will make royalty payments, along with catch-up payments to cover the periods of non-payment. The agreement resolves all pending patent litigation between the parties, in all jurisdictions.
vivo
In 2022, Nokia commenced patent infringement proceedings against vivo in Germany and several countries in Asia. Vivo responded by filing a number of patent infringement actions against Nokia equipment in Germany and China. They also filed an action in China against Nokia relating to standard essential patent licensing issues. In February 2024, Nokia announced that it has concluded a multi-year patent cross-license agreement with vivo. Under the agreement vivo will make royalty payments, along with catch-up payments to cover the periods of non-payment.
The agreement resolves all pending patent litigation between the parties, in all jurisdictions.
Amazon
In 2023, Nokia commenced patent infringement proceedings against Amazon in Brazil,
Germany, the European Unified Patent Court, India, the United Kingdom and the United States
(International Trade Commission/District Court). Across these actions, more than 30 patents are in suit, covering video-related technologies implemented in Amazon’s services and devices.
HP
In 2023, Nokia commenced patent infringement proceedings against HP in Brazil, Germany, the
European Unified Patent Court and the United States (International Trade Commission/District
Court). Across these actions, there are 14 patents in suit, covering video coding technologies implemented in HP’s products.